Commitments and Contingencies Commitments and Contingencies (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2012 Molycorp Canada	Dec. 31, 2011 Mountain Pass facility
Long-term Purchase Commitment [Line Items]
Purchase obligations and other commitment, Total	$ 287,819
Purchase obligations and other commitment, Less Than 1 Year	284,534		269,900
Purchase obligations and other commitment, 1 - 3 Years	1,798	6,300
Purchase obligations and other commitment, 4 - 5 Years	538
Purchase obligation and other comitment, More Than Five Years	$ 949